S000091480 [Member] Expense Example, No Redemption - RJ Eagle GCM Dividend Select Income ETF - RJ Eagle GCM Dividend Select Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 64
Expense Example, No Redemption, 3 Years	$ 202